GOING CONCERN (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern [Line Items]
Accumulated deficit	$ 4,179,780		$ 4,179,780		$ 3,922,379	$ 3,225,091
Stockholders Equity Attributable to Parent	611,771		611,771		1,162,292	510,057
Net losses attributable to common stockholders	118,581	$ 240,297	257,402	$ 544,664	697,287	1,709,344
Working Capital Deficit	$ 1,435,461		$ 1,435,461		$ 1,418,978	$ 642,567